Combined Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	7,901,426	7,901,426	5,437,158
Common stock, outstanding shares	7,901,426	7,901,426	5,437,158